CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling Expense	$ 73,662	$ 59,064	$ 83,579
General and administrative expenses (including related party amounts of US$897, US$501 and US$685 for the years ended December 31, 2016, 2017 and 2018, respectively)	99,442	129,224	129,719
Equity Securities, FV-NI, Unrealized Gain	861	761	2,421
Related Party
Selling Expense	2,311	0	0
General and administrative expenses (including related party amounts of US$897, US$501 and US$685 for the years ended December 31, 2016, 2017 and 2018, respectively)	853	685	501
Other income	$ 1,411	$ 0	$ 0